Other long-term debt (Narrative) (Details) ¥ in Millions							1 Months Ended			12 Months Ended
	Jul. 10, 2017 USD ($)	Jun. 06, 2017	Apr. 07, 2017 USD ($)	Aug. 30, 2016	Mar. 14, 2016 USD ($)	Dec. 06, 2013 USD ($)	Nov. 22, 2017 USD ($)	Feb. 28, 2017	Jan. 27, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 02, 2017 USD ($)	Aug. 15, 2017	Apr. 07, 2017 CNY (¥)	Aug. 15, 2016 USD ($)	Aug. 15, 2016 CNY (¥)	Mar. 14, 2016 CNY (¥)	Feb. 29, 2016	Jan. 27, 2016 CNY (¥)	Dec. 28, 2015 USD ($)	Dec. 28, 2015 CNY (¥)
Debt Instrument [Line Items]
Loss on extinguishment of debt										$ 15,879,702	$ 12,123,750	$ 0
Ruihao Rongtong [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount Percentage										65.00%
Security Deposit											0
Real estate Property Development Securing Other Long Term Debt											0
Qingdao Huiju Zhihui City Industrial Development Co., Ltd. [Member]
Debt Instrument [Line Items]
Security Deposit											0
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member]
Debt Instrument [Line Items]
Debt issuance date										Dec. 06, 2013
Debt instrument, aggregate principal amount						$ 200,000,000				$ 200,000,000
Maturity date										Jun. 06, 2019
Stated rate						13.00%				13.00%
Effective interest rate										14.05%
Redemption price	6.50%
DebtInstrument Redemption Outstanding Principal Balance	$ 200,000,000
Debt Instrument Redemption Interest To Redemption Date	2,456,000
Loss on extinguishment of debt	15,879,702									$ 13,000,000
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction										10.00%
Debt Instrument, Frequency of Periodic Payment						semi-annually
Unamortized Debt Issuance Costs And Bond Amendment Fee										$ 2,879,702
Debt Instrument Redemption Amount	215,456,000
Debt Instrument, Redemptions Amount	$ 13,000,000
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio										2.75									3.0
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio										1.0									1.0
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Redemption price										106.50%
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption price										100.00%
Redemption terms										At any time prior to June 6, 2017, the Company may at its option redeem the June 2019 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the June 2019 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any Note at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the redemption price of such Note on June 6, 2017, plus all required remaining scheduled interest payments due on such Note through June 6, 2017 (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the June 2019 Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.
Debt Instrument Purchase Price percentage		1.00%
Number of Basis Points										100
Debt Instrument Redemption Period										12 months
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Redemption price										103.25%
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price										113.00%
Redemption terms										At any time prior to June 6, 2017, the Company may redeem up to 35% of the aggregate principal amount of the June 2019 Senior Secured Notes with the net cash proceeds of one or more sales of the Company’s common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 113% the principal amount of the June 2019 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the June 2019 Senior Secured Notes issued on December 6, 2013 remain outstanding after each such redemption.
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] | Debt Instrument, Redemption, Period Two [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of principal redeemable										35.00%
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] | Debt Instrument, Redemption, Period Two [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount Percentage										65.00%
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member]
Debt Instrument [Line Items]
Debt issuance date										Aug. 30, 2016
Stated rate										8.125%
Effective interest rate										9.06%
Debt Instrument, Periodic Payment, Principal										$ 300,000,000
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction										10.00%
Debt Instrument, Frequency of Periodic Payment				semi-annually
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio										2.50
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio										1.0
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption price										100.00%
Redemption terms										At any time prior to August 30, 2019, the Company may at its option redeem the August 2019 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the August 2019 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any August 2019 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such August 2019 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such August 2019 Senior Secured Note, plus all required remaining scheduled interest payments due on such August 2019 Senior Secured Note through the maturity date of the August 2019 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the August 2019 Indenture) plus 100 basis points, over (B) the principal amount of such August 2019 Senior Secured Note on such redemption date.
Debt Instrument Purchase Price percentage										1.00%
Number of Basis Points										100
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price										108.125%
Redemption terms										At any time prior to August 30, 2019, the Company may redeem up to 35% of the aggregate principal amount of the August 2019 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 108.125% of the principal amount of the August 2019 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the August 2019 Senior Secured Notes issued on August 30, 2016 remain outstanding after each such redemption.
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member] | Debt Instrument, Redemption, Period Two [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of principal redeemable										35.00%
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member] | Debt Instrument, Redemption, Period Two [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount Percentage										65.00%
Corporate Bonds Due On December 28, 2020 at 7.5% [Member]
Debt Instrument [Line Items]
Maturity date										Dec. 28, 2020
Stated rate										7.50%
Corporate Bonds Due On December 28, 2020 at 7.5% [Member] | First Tranche Bonds [Member]
Debt Instrument [Line Items]
Debt issuance date												Dec. 28, 2015
Debt instrument, aggregate principal amount																					$ 154,000,000	¥ 1,000
Stated rate																					7.50%	7.50%
Corporate bonds due on January 27, 2021 at 7.47% [Member]
Debt Instrument [Line Items]
Debt issuance date									Jan. 27, 2016
Maturity date										Jan. 27, 2021
Stated rate										7.47%
Corporate bonds due on January 27, 2021 at 7.47% [Member] | Second Tranche Bonds [Member]
Debt Instrument [Line Items]
Debt instrument, aggregate principal amount									$ 107,000,000											¥ 700
Stated rate									7.47%											7.47%
Corporate Bonds Due on August 15 2019 at 7.5% [Member]
Debt Instrument [Line Items]
Stated rate														8.20%		7.50%	7.50%
Corporate Bonds Due on August 15 2019 at 7.5% [Member] | New Tranche [Member]
Debt Instrument [Line Items]
Debt instrument, aggregate principal amount																$ 216,000,000	¥ 1,500
February 2021 Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt issuance date										Feb. 28, 2017
Debt instrument, aggregate principal amount										$ 300,000,000
Stated rate										7.75%
Effective interest rate										8.68%
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction										10.00%
Debt Instrument, Frequency of Periodic Payment								semi-annually
Debt Instrument, Term								4 years
February 2021 Senior Secured Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio										2.0
February 2021 Senior Secured Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio										1.0
February 2021 Senior Secured Notes [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption price										100.00%
Redemption terms										At any time prior to February 28, 2021, the Company may at its option redeem the February 2021 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the February 2021 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any February 2021 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such February 2021 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such February 2021 Senior Secured Note, plus all required remaining scheduled interest payments due on such February 2021 Senior Secured Note through the maturity date of the February 2021 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the February 2021 Indenture) plus 100 basis points, over (B) the principal amount of such February 2021 Senior Secured Note on such redemption date.
Debt Instrument Purchase Price percentage										1.00%
Number of Basis Points										100
February 2021 Senior Secured Notes [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price										107.75%
Redemption terms										At any time prior to February 28, 2021, the Company may redeem up to 35% of the aggregate principal amount of the February 2021 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 107.75% of the principal amount of the February 2021 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the February 2021 Senior Secured Notes issued on February 28, 2017 remain outstanding after each such redemption.
February 2021 Senior Secured Notes [Member] | Debt Instrument, Redemption, Period Two [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of principal redeemable										35.00%
February 2021 Senior Secured Notes [Member] | Debt Instrument, Redemption, Period Two [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount Percentage										65.00%
November2020 Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument, aggregate principal amount							$ 200,000,000						$ 100,000,000
Maturity date							Nov. 22, 2020
Stated rate							8.875%
Effective interest rate										9.95%
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction										10.00%
Debt Instrument, Frequency of Periodic Payment							semi-annually
Debt Instrument, Term							3 years
November2020 Senior Secured Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio										2.0
November2020 Senior Secured Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio										1.0
November2020 Senior Secured Notes [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption price										100.00%
Redemption terms										At any time prior to November 22, 2020, the Company may at its option redeem the November 2020 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the November 2020 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any November 2020 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such November 2020 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such November 2020 Senior Secured Note, plus all required remaining scheduled interest payments due on such November 2020 Senior Secured Note through the maturity date of the November 2020 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the November 2020 Indenture) plus 100 basis points, over (B) the principal amount of such February 2021 Senior Secured Note on such redemption date.
Debt Instrument Purchase Price percentage										1.00%
Number of Basis Points										100
November2020 Senior Secured Notes [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price										108.875%
Redemption terms										At any time prior to November 22, 2020, the Company may redeem up to 35% of the aggregate principal amount of the November 2020 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 107.75% of the principal amount of the November 2020 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the November 2020 Senior Secured Notes issued on November 22, 2017 remain outstanding after each such redemption.
November2020 Senior Secured Notes [Member] | Debt Instrument, Redemption, Period Two [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of principal redeemable										35.00%
November2020 Senior Secured Notes [Member] | Debt Instrument, Redemption, Period Two [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount Percentage										65.00%
Corporate Bonds Due in April 7, 2020 at 8.2 [Member]
Debt Instrument [Line Items]
Debt issuance date			Apr. 07, 2017
Debt instrument, aggregate principal amount			$ 173,000,000												¥ 1,130
Maturity date			Apr. 07, 2020
Stated rate			8.20%												8.20%
Collateralized Loan [Member]
Debt Instrument [Line Items]
Security Deposit											0
Real estate Property Development Securing Other Long Term Debt											0
Real Estate Property, Held For Lease, Pledged for Other Long Term Debt											0
Non-controlling shareholder's loan due on May 30, 2019 at 8.5 [Member]
Debt Instrument [Line Items]
Maturity date										May 30, 2019
Stated rate										8.50%
Security Deposit											0
Other Long-Term Debt [Member]
Debt Instrument [Line Items]
Security Deposit											$ 0
Corporate bonds due on March 14, 2021 at 7.09% [Member]
Debt Instrument [Line Items]
Debt issuance date					Mar. 14, 2016
Maturity date										Mar. 14, 2021
Stated rate										7.09%
Corporate bonds due on March 14, 2021 at 7.09% [Member] | Third Tranche Bonds [Member]
Debt Instrument [Line Items]
Debt instrument, aggregate principal amount					$ 77,000,000													¥ 500
Stated rate					7.09%													7.09%